Yieldstreet Alternative Income Fund Inc.

Schedule of Investments

September 30, 2025 (Unaudited)

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.06%
A10 Single Asset Commercial Mortgage 2023-GTWY, Series 2023-GTWY(b)(c)	12.81%	1M SOFR + 8.50% (11.5% Floor)	04/15/2040	$3,000,000	$2,953,950
A10 Single Asset Commercial Mortgage 2023-GTWY, Series 2023-GTWY(b)(c)	11.56%	1M SOFR + 7.25% (11.5% Floor)	04/15/2040	2,000,000	1,981,140
IP 2025-IP Mortgage Trust, Series 2025-IP(c)	11.05%	TSFR3M + 7.07%	06/10/2030	710,000	724,210

Total Commercial Mortgage Backed Securities (Cost $5,710,000)					5,659,300

COLLATERALIZED LOAN OBLIGATIONS - 32.52%
Apidos Clo Xxv, Series 2024-25A(c)	10.30%	TSFR3M + 6.32%	01/20/2037	1,500,000	1,499,039
Aqua Finance Issuer Trust 2025-A, Series 2025-A(c)	10.75%	TSFR3M + 6.77%	12/19/2050	1,000,000	1,019,391
Ares LXV CLO, Ltd., Series 2025-65A(c)	6.93%	TSFR3M + 2.95%	07/25/2034	1,000,000	1,002,601
Dryden 65 CLO, Ltd., Series 2018-65A(c)	7.34%	TSFR3M + 3.36%	07/18/2030	1,500,000	1,504,557
Galaxy XXII CLO, Ltd., Series 2024-22A(c)	10.73%	TSFR3M + 6.75%	04/16/2034	2,000,000	2,000,086
Goldentree Loan Management US Clo 15, Ltd., Series 2023-15A(c)	8.38%	TSFR3M + 4.40%	10/20/2036	500,000	500,477
Greystone CRE Notes 2025-FL4 LLC, Series 2025-FL4(c)	7.66%	1M SOFR + 3.35%	02/15/2030	2,000,000	2,008,466
KKR CLO 28, Ltd., Series 2024-28A(c)	11.38%	TSFR3M + 7.40%	02/09/2035	1,000,000	1,003,759
KKR Clo 37, Ltd., Series 2025-37A(c)	8.23%	TSFR3M + 4.25%	04/20/2038	2,000,000	1,936,144
KKR CLO 41, Ltd., Series 2022-41A(c)	7.23%	TSFR3M + 3.25%	04/15/2035	2,500,000	2,421,284
KKR CLO 41, Ltd., Series 2022-41A(c)	10.68%	TSFR3M + 6.70%	04/15/2035	500,000	469,954
KKR CLO 44, Ltd., Series 2023-44A(c)	12.20%	TSFR3M + 8.22%	01/20/2036	700,000	709,202
Madison Park Funding L, Ltd., Series 2021-50A(c)	6.99%	TSFR3M + 3.01%	04/19/2034	2,500,000	2,507,192
Madison Park Funding LII, Ltd., Series 2025-52A(c)	6.98%	TSFR3M + 3.00%	01/22/2035	3,000,000	3,000,000
Mariner Finance Issuance Trust 2025-A, Series 2025-AA(c)	6.54%	6.54%	02/20/2030	1,000,000	1,026,180
MCF CLO VIII, Ltd., Series 2024-1A(c)	9.13%	TSFR3M + 5.15%	04/18/2036	2,000,000	2,007,700
Monroe Capital MML CLO XV LLC, Series 2023-1A(c)	13.07%	TSFR3M + 9.09%	09/23/2035	600,000	601,380
Oxford Finance Credit Fund III 2025-A LP, Series 2025-A(c)	11.08%	TSFR3M + 7.19%	08/14/2031	500,000	511,022
Pagaya Ai Debt Trust 2025-R1, Series 2025-R1(c)	10.92%	TSFR3M + 6.94%	06/15/2032	750,000	754,469
RFS Asset Securitization V LLC, Series 2025-1(c)	11.63%	TSFR3M + 7.65%	05/15/2028	1,250,000	1,265,611
RFS Asset Securitization V LLC, Series 2025-1(c)	15.09%	TSFR3M + 11.11%	05/15/2028	900,000	910,850
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A(c)	10.60%	TSFR3M + 6.62%	07/20/2034	1,000,000	994,939
Rockford Tower CLO 2021-2, Ltd., Series 2025-2A(c)	7.33%	TSFR3M + 3.35%	07/20/2034	4,500,000	4,500,000
RR 14, Ltd., Series 2021-14A(c)	10.39%	TSFR3M + 6.41%	04/15/2036	1,000,000	987,881
RR 17, Ltd., Series 2025-17A(c)	10.38%	TSFR3M + 6.40%	07/15/2034	3,000,000	3,000,000

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
Venture 38 CLO, Ltd., Series 2025-38A(c)	7.93%	TSFR3M + 3.95%	07/30/2032	$1,000,000	$985,589
Venture 41 Clo, Ltd., Series 2025-41A(c)	7.98%	TSFR3M + 4.00%	01/20/2034	1,500,000	1,500,000
Venture 43 CLO, Ltd., Series 2021-43A(c)	11.39%	TSFR3M + 7.41%	04/15/2034	2,000,000	1,707,368
Venture XXVIII CLO, Ltd., Series 2017-28A(c)	8.24%	TSFR3M + 4.26%	07/20/2030	2,000,000	1,998,006
Verdant Receivables 2025-1 LLC, Series 2025-1A(c)	6.49%	TSFR3M + 6.49%	05/12/2033	1,000,000	1,016,092

Total Collateralized Loan Obligations (Cost $45,549,328)					45,349,239

FIRST-LIEN SENIOR SECURED TERM LOANS - 24.72%
ART - 2.02%(b)
Colette Capital LLC(b)(c)	12.50%	N/A + –%	07/17/2026	2,800,000	2,818,030
Total Art					2,818,030

AVIATION - 1.99%(b)
Crestone Aircraft Leasing(b)(c)	N/A	N/A		2,771,781	2,771,781
Total Aviation					2,771,781

COMMERCIAL REAL ESTATE - 6.54%
Bridge - 3.80%(e)
Harrison Yards Project(b)(c)(e)	8.99%	1M SOFR + 16.40% Cash, 2.68% PIK (0.25% Floor)	12/31/2025	4,000,000	5,298,236
Land - 0.94%
MCG NJ-PA-FL Land(b)(c)	12.50%	12.50%	12/18/2026	1,327,474	1,311,631
Retail - 1.80%
Avatar Financial Group(b)(c)	10.00%	1M SOFR (4.81% Floor) + 5.69%	10/01/2026	2,500,000	2,513,483
Total Commercial Real Estate					9,123,350

RESIDENTIAL REAL ESTATE - 3.44%
Multi-family - 3.44%
Invictus Real Estate Partners(b)(c)(d)	17.34%	1M SOFR (0.10% Floor) + 13.03%	05/30/2026	964,615	1,243,560
Merrick Parc(b)(c)	6.00%	1M SOFFR + 0.67% , (6.00% Floor)	05/30/2026	2,318,550	2,610,447
Urban Standard Capital, LLC(b)(c)	12.50%	PRIME + 5.25%	04/01/2026	543,130	938,043
Total Residential Real Estate					4,792,050

TRADE FINANCE - 10.73%
Coventry Life Insurance Portfolio(b)(c)	12.75%	12.75%	06/30/2027	6,558,505	6,638,109
Coventry Life Insurance Portfolio II(b)(c)(g)	10.00%	10.00%	09/30/2030	1,000,000	1,000,000
Sucden Clotidle(b)(c)	12.00%	12.00%	05/31/2028	5,355,000	5,430,269
Sucres et Desnrees(b)(c)	11.56%	3M SOFR + 7.21%	04/30/2026	1,673,827	1,678,467
UsinaCoruripe Acucar e Alcool(b)(c)	11.74%	3M SOFR + 7.39%	10/31/2025	219,875	219,875
Total Trade Finance					14,966,720

Total First-Lien Senior Secured Term Loans (Cost $32,334,658)					34,471,931

EQUITY - 15.68%
Consumer Loans - 15.68%
EH YS Purchaser I LLC(b)(c)(d)(f)	N/A	N/A	N/A	1,160,989	$973,435
FlexPay - Upgrade Consumer Travel(b)(c)(f)	N/A	N/A	N/A	5,560,327	5,522,262
Octane Lending Inc.(b)(c)(f)	N/A	N/A	N/A	4,068,876	4,204,549
Octane Lending Inc. II(b)(c)(f)	N/A	N/A	N/A	4,268,358	4,572,568

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
Octane Lending Inc. lIl(b)(c)(f)	N/A	N/A	N/A	$6,483,952	$6,589,939
Total Consumer Loans					21,862,753

Total Equity (Cost $21,613,691)					21,862,753

INVESTMENTS IN INVESTEE FUNDS - 13.53%
Asset Management - 5.20%
Blue Owl Credit Income Corp.(b)(c)	N/A	N/A	N/A	378,855	3,572,599
New Mountain Capital(b)(c)(g)	N/A	N/A	N/A	3,654,903	3,679,077
Total Asset Management					7,251,676

Consumer Loans - 1.98%
Lending Point(c)(d)(f)	N/A	N/A	N/A	4,774,833	2,757,043
Total Consumer Loans					2,757,043

Legal - 6.36%
9RPJ1 Partners, LP(b)(c)(d)(f)(g)	N/A	N/A	N/A	5,805,352	5,621,396
BWA20C TL1(b)(c)(d)(f)	N/A	N/A	N/A	3,300,000	3,245,934
Total Legal					8,867,330

Total Investments in Investee Funds (Cost $15,584,260)					18,876,049

PREFERRED EQUITY - 10.90%
Aviation - 7.59%
YS AVN-AVT V LLC(b)(c)(d)(f)(h)	N/A	N/A	N/A	11,542,862	10,581,225
Total Aviation					10,581,225

Residential Real Estate - 3.31%
Multi-family - 3.31%
Quadrant Finance Partners(b)(c)(f)(h)	N/A	N/A	N/A	232,163	472,752
YS PP REQ I Hines Park, LLC(b)(c)(d)(f)(i)	N/A	N/A	N/A	2,000,000	2,050,000
YS PP REQ II P Southgate Apartments, LLC(b)(c)(d)(f)(j)	N/A	N/A	N/A	2,000,000	2,096,214
Total Residential Real Estate					4,618,966

Total Preferred Equity (Cost $15,775,024)					15,200,191

			7-Day Yield	Shares
MONEY MARKET MUTUAL FUNDS – 7.80%(k)(l)
SDIT Government Fund, Class F (SEOXX)			3.96%	10,876,062	$10,876,062
Total Money Market Mutual Funds (Cost $10,876,062)					10,876,062

Total Investments – 109.20% (Cost $147,443,023)					$152,295,525
Liabilities in Excess of Other Assets - (9.20)%					(12,830,695)
Net Assets - 100.00%					$139,464,830

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M CME TERM SOFR - 1 Month CME TERM SOFR as of September 30, 2025 was 4.13%
1M US SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%
3M US SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%
TSFR3M - 3M CME TERM SOFR as of September 30, 2025 was 3.98%
PRIME - US Prime Rate as of September 30, 2025 was 7.25%

(a)	Floating or variable rate investment. The rate in effect as of September 30, 2025 is based on the reference rate, as described above, plus the displayed spread as of the securities' last reset date. The interest rate shown is the rate in effect as of period-end and changes periodically.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets (See Note 3).
(c)	Restricted Security; these securities may only be sold in transactions exempt from registration under the Securities Act of 1933.

(d)	Non-income producing security.
(e)	Paid in kind security which may pay interest in additional par.
(f)	Affiliated Investment (See Note 5).
(g)	These investments have an unfunded commitment amount of $6,487,540 as of September 30, 2025.
(h)	Investment held through tax consolidated subsidiary YS-HP-S JV Corp.
(i)	Investment held through tax consolidated subsidiary YS PP REQ I, LLC
(j)	Investment held through tax consolidated subsidiary YS PP REQ II P, LLC
(k)	To obtain a copy of the Fund's shareholder report, please go to the Securities and Exchange Commission's website.
(l)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2025.

Below is a summary of the fund transactions with its affiliates during the period ended September 30, 2025:

Affiliated Investments

Name of Issuer	Fair Value at December 31, 2024	Purchases	Sales	Return of capital	Paydown	Net Change in Unrealized Gains (Losses)	Net Realized Gains (Losses)	Fair Value at September 30, 2025	Dividend Income
YS PP REQ I Hines Park, LLC	2,599,257	-	-	-	-	(549,257)	-	2.050,000	-
YS PP REQ II P Southgate Apartments, LLC	2,167,333	-	-	-	-	(71,119)	-	2,096,214	-
YS AVN-AVT V LLC	13,581,681	-	-	-	-	(3,000,456)	-	10,581,225	3,770,556
EH YS Purchaser I LLC	1,713,536	-	-	-	(888,557)	148,456	-	973,435	430
9RPJ1 Partners, LP	5,366,876	315,576	-	(135,554)	-	74,498	-	5,621,396	-
BWA20C	3,416,969	-	-	(93,489)	-	(77,546)	-	3,245,934	-
Lending Point	2,936,045	-	-	-	-	(179,002)	-	2,757,043	-
Octane	5,111,777	-	-	-	(1,238,929)	331,701	-	4,204,549	501,702
Octane II	5,775,416	-	-	-	(1,415,460)	212,612	-	4,572,568	531,927
Octane III	-	6,570,987	-	-	(16,754)	35,706	-	6,589,939	-
Quadrant Finance Partners	1,888,707	-	-	-	(1,597,500)	181,545	-	472,752	67,187
FlexPay – Upgrade Consumer Travel	-	6,516,619	-	-	(956,292)	(38,065)	-	5,522,262	89,100
	44,557,597	13,403,182	-	(229,043)	(6,113,492)	(2,930,927)	-	48,687,317	4,960,902

1. Restricted Securities: As of September 30, 2025, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of September 30, 2025, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Shares/Par	Cost	Fair Value
9RPJ1 Partners, LP	4.03%	1/8/2021	5,805,352	$3,512,200	$5,621,396
A10 Single Asset Commercial Mortgage 2023-GTWY, Series 2023-GTWY	1.42%	2/10/2023	2,000,000	2,000,000	1,981,140
A10 Single Asset Commercial Mortgage 2023-GTWY, Series 2023-GTWY	2.12%	2/10/2023	3,000,000	3,000,000	2,953,950
Apidos Clo Xxv, Series 2024-25A	1.07%	2/5/2025	1,500,000	1,520,851	1,499,039
Aqua Finance Issuer Trust 2025-A, Series 2025-A	0.73%	4/24/2025	1,000,000	989,804	1,019,391
Ares LXV CLO, Ltd., Series 2025-65A	0.72%	5/8/2024	1,000,000	1,000,000	1,002,601
Avatar Financial Group	1.80%	11/14/2024	2,500,000	2,500,000	2,513,483
Blue Owl Credit Income Corp.	2.56%	1/18/2024	378,855	3,440,000	3,572,599
BWA20C TL1	2.33%	6/17/2020	3,300,000	2,028,034	3,245,934
Colette Capital LLC	2.02%	7/21/2023	2,800,000	2,800,000	2,818,030
Coventry Life Insurance Portfolio	4.76%	2/14/2025	6,558,505	6,623,250	6,638,109
Coventry Life Insurance Portfolio II	0.72%	9/15/2025	1,000,000	1,000,000	1,000,000
Crestone Aircraft Leasing	1.99%	8/1/2025	2,771,781	2,771,781	2,771,781
Dryden 65 CLO, Ltd., Series 2018-65A	1.08%	5/15/2024	1,500,000	1,496,933	1,504,557
EH YS Purchaser I LLC	0.70%	12/8/2022	1,160,989	1,160,988	973,435
FlexPay - Upgrade Consumer Travel	3.96%	4/15/2025	5,560,327	5,560,327	5,522,262
Galaxy XXII CLO, Ltd., Series 2024-22A	1.43%	9/17/2024	2,000,000	2,000,000	2,000,086
Goldentree Loan Management US Clo 15, Ltd., Series 2023-15A	0.36%	3/18/2025	500,000	505,507	500,477
Greystone CRE Notes 2025-FL4 LLC, Series 2025-FL4	1.44%	5/8/2025	2,000,000	2,000,000	2,008,466
Harrison Yards Project	3.80%	8/22/2023	4,000,000	4,140,064	5,298,236
Invictus Real Estate Partners	0.89%	3/29/2022	964,615	1,069,318	1,243,560
IP 2025-IP Mortgage Trust, Series 2025-IP	0.52%	5/29/2025	710,000	710,000	724,210

KKR CLO 28, Ltd., Series 2024-28A	0.72%	5/15/2024	1,000,000	1,012,952	1,003,759
KKR Clo 37, Ltd., Series 2025-37A	1.39%	9/26/2025	2,000,000	1,970,007	1,936,144
KKR CLO 41, Ltd., Series 2022-41A	1.74%	5/1/2025	2,500,000	2,435,142	2,421,284
KKR CLO 41, Ltd., Series 2022-41A	0.34%	2/11/2025	500,000	501,206	469,954
KKR CLO 44, Ltd., Series 2023-44A	0.51%	12/11/2024	700,000	733,374	709,202
Lending Point	1.98%	9/22/2023	4,774,833	2,926,451	2,757,043
Madison Park Funding L, Ltd., Series 2021-50A	1.80%	10/2/2024	2,500,000	2,503,955	2,507,192
Madison Park Funding LII, Ltd., Series 2025-52A	2.15%	3/22/2024	3,000,000	3,000,000	3,000,000
Mariner Finance Issuance Trust 2025-A, Series 2025-AA	0.74%	5/21/2025	1,000,000	999,994	1,026,180
MCF CLO VIII, Ltd., Series 2024-1A	1.44%	1/9/2025	2,000,000	2,057,687	2,007,700
MCG NJ-PA-FL Land	0.94%	1/9/2025	1,327,474	1,306,512	1,311,631
Merrick Parc	1.87%	1/31/2024	2,318,550	2,318,550	2,610,447
Monroe Capital MML CLO XV LLC, Series 2023-1A	0.43%	4/30/2025	600,000	602,942	601,380
New Mountain Capital	2.64%	10/24/2024	3,654,903	3,677,575	3,679,077
Octane Lending Inc.	3.01%	12/22/2023	4,068,876	4,069,785	4,204,549
Octane Lending Inc. II	3.28%	4/17/2024	4,268,358	4,268,358	4,572,568
Octane Lending Inc. llI	4.73%	4/30/2025	6,483,592	6,554,233	6,589,939
Oxford Finance Credit Fund III 2025-A LP, Series 2025-A	0.37%	5/7/2025	500,000	500,000	511,022
Pagaya Ai Debt Trust 2025-R1, Series 2025-R1	0.54%	5/2/2025	750,000	750,000	754,469
Quadrant Finance Partners	0.34%	9/29/2023	232,163	232,163	472,752
RFS Asset Securitization V LLC, Series 2025-1	0.65%	5/22/2025	900,000	899,979	910,850
RFS Asset Securitization V LLC, Series 2025-1	0.91%	5/22/2025	1,250,000	1,249,976	1,265,611
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A	0.71%	1/21/2025	1,000,000	1,006,885	994,939
Rockford Tower CLO 2021-2, Ltd., Series 2025-2A	3.23%	8/28/2025	4,500,000	4,500,000	4,500,000
RR 14, Ltd., Series 2021-14A	0.71%	2/5/2025	1,000,000	1,004,174	987,881
RR 17, Ltd., Series 2025-17A	2.15%	8/28/2025	3,000,000	3,000,000	3,000,000
Sucden Clotidle	3.89%	7/11/2025	5,355,000	5,355,000	5,430,269
Sucres et Desnrees	1.20%	7/3/2024	1,673,827	1,675,635	1,678,467
Urban Standard Capital, LLC	0.67%	7/16/2024	543,130	554,673	938,043
UsinaCoruripe Acucar e Alcool	0.16%	3/28/2024	219,875	219,875	219,875
Venture 38 CLO, Ltd., Series 2025-38A	0.71%	2/21/2025	1,000,000	1,000,000	985,589
Venture 41 Clo, Ltd., Series 2025-41A	1.08%	9/10/2025	1,500,000	1,500,000	1,500,000
Venture 43 CLO, Ltd., Series 2021-43A	1.22%	4/11/2024	2,000,000	1,853,545	1,707,368
Venture XXVIII CLO, Ltd., Series 2017-28A	1.43%	3/22/2024	2,000,000	1,954,645	1,998,006
Verdant Receivables 2025-1 LLC, Series 2025-1A	0.73%	5/21/2025	1,000,000	999,770	1,016,092
YS AVN-AVT V LLC	7.59%	10/27/2022	11,542,862	11,542,861	10,581,225
YS PP REQ I Hines Park, LLC	1.47%	1/7/2021	2,000,000	2,000,000	2,050,000
YS PP REQ II P Southgate Apartments, LLC	1.50%	2/2/2021	2,000,000	2,000,000	2,096,214
Total	101.40%			$136,566,961	$141,419,463

2. Unfunded Commitments – The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At September 30, 2025, the Fund had unfunded commitments shown below:

Investment	Unfunded Commitments as of September 30, 2025
9RPJ1 Partners, LP	$1,194,648
New Mountain Capital	1,292,892
Coventry Life Insurance Portfolio II	4,000,000